NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Calculations of Basic and Diluted Earnings Per Share
The calculations of basic and diluted EPS for the years ended December 31, 2025 and 2024 were as follows:

		Net (loss) income			Net (loss) income per share
2025	Weighted average shares outstanding	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Basic and diluted EPS	630,306,219	$(18,861)	$240,332	$221,471	(0.03)	$0.38	$0.35

		Net income			Net income per share
2024	Weighted average shares outstanding	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Basic EPS	400,109,698	$260,294	$78,993	$339,287	$0.65	$0.20	$0.85
Dilutive RSUs and pRSUs	5,312,606	—	—	—
Dilutive stock options	198,626	—	—	—
Dilutive Convertible Notes	67,925,780	18,194	—	18,194
Diluted EPS	473,546,710	$278,488	$78,993	$357,481	0.59	$0.17	$0.75